Income Taxes - Deferred income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset (liability):
Unrealized gains on marketable securities		$ (101,521)	$ (155,578)
Start-up costs	$ 357,750	241,613	52,801
Less: Valuation Allowance	$ (357,750)	(241,613)
Deferred tax liability		$ (101,521)	$ (102,777)